Shareholder Report, Line Graph (Details) 74200166800_Putnam Mortgage Opportunities Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 15,511	$ 14,487	$ 12,769	$ 12,309	$ 12,190	$ 11,226	$ 12,123	$ 11,764	$ 10,967	$ 10,000	$ 16,691
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,258	10,676	10,538	10,769	11,734	11,781	10,768	10,120	10,158	10,000	$ 11,836
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	12,112	11,554	10,956	10,624	10,617	10,604	10,403	10,168	10,045	10,000	$ 12,597
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	$ 10,798	$ 10,198	$ 10,147	$ 10,426	$ 11,282	$ 11,335	$ 10,641	$ 10,085	$ 10,116	$ 10,000	$ 11,537